Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventories [Abstract]
Raw materials	$ 253,613	$ 645,002
Work in process	23,758	146,345
Finished goods	14,523	195,586
Total	291,894	986,933
Inventory write-down	(42,241)	(518,119)
Translation adjustments	(2,408)	4,402
Inventories, net	$ 247,245	$ 473,216